12. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Financial Assets measured at fair value

As at September 30, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash	$412,676	$-	$-	$412,676

As at September 30, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash	$278,993	$-	$-	$278,993
Restricted Cash	83,070	-	-	83,070